Leases (Details) - Schedule of other information about leases - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$ 304,799	$ 1,372,688
Operating cash flows used in short-term leases	9,331	10,867
Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 34,650	$ 1,385,892
Weighted average remaining lease term (years)	1 year 7 months 9 days	2 years 3 months 21 days	2 years 1 month 2 days	2 years 3 months 3 days	2 years 5 months 19 days
Weighted average discount rate	4.75%	4.75%	4.75%	4.75%	4.75%